Equity Financing Transactions of the Daughter Companies - Summary of Proceeds Received from Financial Transactions (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsidiary, Sale of Stock [Line Items]
Net Proceeds Received		$ 327,419,000	$ 575,368,000	$ 452,061,000
Continuous Offering Program [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received		50,000,000.0
Offering Expenses		(400,000)
Net Proceeds Received		9,300,000
Teekay Offshore [Member] | Preferred D Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received		100,000,000
Less: Teekay Corporation Portion	$ (26,000,000)	(26,000,000)
Offering Expenses		(2,750,000)
Net Proceeds Received	$ 71,300,000	71,250,000
Teekay Offshore [Member] | Common Units Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received		102,041,000
Less: Teekay Corporation Portion		(2,041,000)
Offering Expenses		(2,550,000)
Net Proceeds Received		97,450,000
Teekay Offshore [Member] | Preferred B Units Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received			125,000,000
Less: Teekay Corporation Portion			0
Offering Expenses			(4,210,000)
Net Proceeds Received			120,790,000
Teekay Offshore [Member] | Preferred C Units Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received			250,000,000
Less: Teekay Corporation Portion			0
Offering Expenses			(250,000)
Net Proceeds Received			249,750,000
Teekay Offshore [Member] | Continuous Offering Program [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received		31,819,000	3,551,000	7,784,000
Less: Teekay Corporation Portion		(636,000)	(71,000)	(156,000)
Offering Expenses		(792,000)	(66,000)	(153,000)
Net Proceeds Received		30,391,000	3,414,000	7,475,000
Teekay Offshore [Member] | Direct/Private Equity Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received		24,874,000		178,569,000
Less: Teekay Corporation Portion		(13,167,000)		(3,571,000)
Offering Expenses		0		(75,000)
Net Proceeds Received		11,707,000		174,923,000
Teekay LNG [Member] | Continuous Offering Program [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received			36,274,000	42,556,000
Less: Teekay Corporation Portion			(725,000)	(851,000)
Offering Expenses			(900,000)	(901,000)
Net Proceeds Received			34,649,000	40,804,000
Teekay LNG [Member] | Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received				140,784,000
Less: Teekay Corporation Portion				(2,816,000)
Offering Expenses				(299,000)
Net Proceeds Received				137,669,000
Teekay LNG [Member] | Preferred A Units Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received		125,000,000
Less: Teekay Corporation Portion		0
Offering Expenses		(4,293,000)
Net Proceeds Received		120,707,000
Teekay Tankers [Member] | Continuous Offering Program [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received		7,747,000	94,595,000
Less: Teekay Corporation Portion		0	0
Offering Expenses		(189,000)	(2,155,000)
Net Proceeds Received		$ 7,558,000	92,440,000
Teekay Tankers [Member] | Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received			13,716,000	116,000,000
Less: Teekay Corporation Portion			0	(20,000,000)
Offering Expenses			(31,000)	(4,810,000)
Net Proceeds Received			13,685,000	$ 91,190,000
Teekay Tankers [Member] | Direct/Private Equity Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received			109,907,000
Less: Teekay Corporation Portion			0
Offering Expenses			0
Net Proceeds Received			$ 109,907,000